Supplementry Financial Statement Information - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Payables [Abstract]
Employees and employee institutions	$ 580	$ 933
Expenses payable	712	275
Royalties payable	574	408
Advances from Baran	474
Other liabilities	18	16
Total	$ 2,358	$ 1,632